UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08340

Investment Company Act File Number

Greater India Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Greater India Portfolio

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value
India — 93.9%
Auto Components — 1.2%
MRF, Ltd.	3,154	$2,970,838

		$2,970,838

Automobiles — 7.2%
Bajaj Auto, Ltd.	92,450	$3,995,406
Maruti Suzuki India, Ltd.	141,206	13,124,345

		$17,119,751

Banks — 12.4%
HDFC Bank, Ltd.	403,603	$9,187,637
ICICI Bank, Ltd.	824,501	3,515,549
IndusInd Bank, Ltd.	332,966	7,310,982
RBL Bank, Ltd.(1)(2)	309,230	2,358,595
Yes Bank, Ltd.	300,483	7,157,049

		$29,529,812

Beverages — 0.7%
United Breweries, Ltd.	139,855	$1,653,422

		$1,653,422

Biotechnology — 1.1%
Biocon, Ltd.	151,361	$2,636,502

		$2,636,502

Building Products — 0.6%
Kajaria Ceramics, Ltd.	165,378	$1,486,588

		$1,486,588

Capital Markets — 1.8%
Credit Analysis & Research, Ltd.	163,539	$4,229,545

		$4,229,545

Chemicals — 5.2%
Asian Paints, Ltd.	203,002	$3,343,478
Bayer CropScience, Ltd./India	32,679	1,902,392
Castrol India, Ltd.	285,075	1,897,206
UPL, Ltd.	469,941	5,272,838

		$12,415,914

Construction & Engineering — 1.5%
Voltas, Ltd.	543,645	$3,455,145

		$3,455,145

Construction Materials — 4.2%
Century Textiles & Industries, Ltd.	181,003	$2,935,231
Dalmia Bharat, Ltd.	78,403	2,358,304
Grasim Industries, Ltd. GDR(3)	291,800	4,706,533

		$10,000,068

Security	Shares	Value
Consumer Finance — 6.2%
Bajaj Finance, Ltd.	285,730	$5,166,046
Bharat Financial Inclusion, Ltd.(2)	166,217	2,068,253
Mahindra & Mahindra Financial Services, Ltd.	517,379	2,510,999
Muthoot Finance, Ltd.	902,592	5,129,900

		$14,875,198

Diversified Financial Services — 1.6%
Bajaj Holdings & Investment, Ltd.	110,719	$3,699,885

		$3,699,885

Food Products — 1.3%
Britannia Industries, Ltd.	60,017	$3,106,330

		$3,106,330

Hotels, Restaurants & Leisure — 0.5%
Indian Hotels Co., Ltd. (The)	661,871	$1,298,555

		$1,298,555

Household Durables — 4.0%
Crompton Greaves Consumer Electricals, Ltd.(2)	2,028,778	$6,727,020
Whirlpool of India, Ltd.(2)	145,630	2,738,526

		$9,465,546

Industrial Conglomerates — 1.3%
Siemens, Ltd.	155,154	$2,998,661

		$2,998,661

Internet Software & Services — 1.1%
Info Edge India, Ltd.	220,829	$2,720,449

		$2,720,449

IT Services — 8.8%
HCL Technologies, Ltd.	260,440	$3,513,253
Infosys, Ltd.	1,099,443	17,337,067

		$20,850,320

Machinery — 4.9%
AIA Engineering, Ltd.	74,939	$1,789,012
Eicher Motors, Ltd.	17,820	6,987,878
Thermax, Ltd.	186,957	2,831,066

		$11,607,956

Media — 0.8%
Sun TV Network, Ltd.	164,934	$2,006,606

		$2,006,606

Metals & Mining — 3.0%
Hindalco Industries, Ltd.	1,221,302	$3,660,449
Hindustan Zinc, Ltd.	799,666	3,560,560

		$7,221,009

Oil, Gas & Consumable Fuels — 2.9%
Indian Oil Corp., Ltd.	1,146,276	$6,832,402

		$6,832,402

Personal Products — 4.2%
Colgate-Palmolive (India), Ltd.	220,758	$3,374,267
Emami, Ltd.	206,931	3,428,655
Procter & Gamble Hygiene & Health Care, Ltd.	27,742	3,258,051

		$10,060,973

Security	Shares	Value
Pharmaceuticals — 4.4%
Abbott India, Ltd.	34,916	$2,489,543
Aurobindo Pharma, Ltd.	117,449	1,220,944
Cadila Healthcare, Ltd.	258,021	1,758,323
Cipla, Ltd.	535,500	4,907,179

		$10,375,989

Real Estate Management & Development — 0.5%
Prestige Estates Projects, Ltd.	325,464	$1,093,266

		$1,093,266

Road & Rail — 1.0%
Container Corp. of India, Ltd.	123,638	$2,416,585

		$2,416,585

Thrifts & Mortgage Finance — 3.8%
Housing Development Finance Corp., Ltd.	396,352	$9,156,024

		$9,156,024

Tobacco — 4.0%
ITC, Ltd.	2,185,783	$9,452,497

		$9,452,497

Wireless Telecommunication Services — 3.7%
Idea Cellular, Ltd.	6,728,649	$8,923,605

		$8,923,605

Total India (identified cost $185,363,546)		$223,659,441

United States — 3.0%
IT Services — 3.0%
Cognizant Technology Solutions Corp., Class A(2)	121,937	$7,257,690

		$7,257,690

Total United States (identified cost $6,629,544)		$7,257,690

Total Common Stocks (identified cost $191,993,090)		$230,917,131

Short-Term Investments — 2.2%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.09%, 4/3/17	$5,256	$5,255,774

Total Short-Term Investments (identified cost $5,255,774)		$5,255,774

Total Investments — 99.1% (identified cost $197,248,864)		$236,172,905

Other Assets, Less Liabilities — 0.9%		$2,128,344

Net Assets — 100.0%		$238,301,249

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2017, the aggregate value of these securities is $2,358,595 or 1.0% of the Portfolio’s net assets.

(2)	Non-income producing security.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2017, the aggregate value of these securities is $4,706,533 or 2.0% of the Portfolio’s net assets.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Equity Futures
SGX CNX Nifty Index	262	Long	Apr-17	$4,798,464	$4,819,752	$21,288

						$21,288

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

Abbreviations:

GDR	-	Global Depositary Receipt

At March 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended March 31, 2017, the Portfolio entered into equity index futures contracts to manage cash flows.

At March 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is equity price risk was $21,288.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$199,135,050

Gross unrealized appreciation	$40,978,333
Gross unrealized depreciation	(3,940,478)

Net unrealized appreciation	$37,037,855

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$—	$32,861,296		$—	$32,861,296
Consumer Staples	—	24,273,222		—	24,273,222
Energy	—	6,832,402		—	6,832,402
Financials	—	61,490,464		—	61,490,464
Health Care	—	13,012,491		—	13,012,491
Industrials	—	21,964,935		—	21,964,935
Information Technology	7,257,690	23,570,769		—	30,828,459
Materials	4,706,533	24,930,458		—	29,636,991
Real Estate	—	1,093,266		—	1,093,266
Telecommunication Services	—	8,923,605		—	8,923,605
Total Common Stocks	$11,964,223	$218,952,908	*	$—	$230,917,131
Short-Term Investments	$—	$5,255,774		$—	$5,255,774
Total Investments	$11,964,223	$224,208,682		$—	$236,172,905
Futures Contracts	$—	$21,288		$—	$21,288
Total	$11,964,223	$224,229,970		$—	$236,194,193

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater India Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 23, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2017